6 Cash and cash equivalents (Details Narrative)	Dec. 31, 2019	Dec. 31, 2018
Bank Certificates of Deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Percentage of average interest	99.22%
Interbank Certificates Of Deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Percentage of average interest		99.28%